INTANGIBLE ASSETS, NET - Estimated future amortization (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Estimated future amortization expense
2025	$ 8,264
2026	8,264
Intangible assets, net	$ 16,528	$ 25,479